Schedule of Investments (unaudited)	iShares® USD Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
BANK, Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	$40	$38,948
COMM Mortgage Trust, 2.87%, 08/15/57 (Call 05/15/29)	50	48,001
Freddie Mac Multifamily Structured Pass Through Certificates, Series K123, Class A2, 1.62%, 12/25/30 (Call 12/25/30)	47	40,596
GS Mortgage Securities Trust, 2.91%, 02/13/53 (Call 12/13/29)	75	68,933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	25	24,894
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 11/15/26)	10	9,925
		231,297
Total Collaterized Mortgage Obligations — 1.3%
(Cost: $259,789)	.	231,297

Corporate Bonds & Notes

Advertising — 0.4%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	3	2,672
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	60	59,650
		62,322
Aerospace & Defense — 1.1%
Bombardier Inc., 7.88%, 04/15/27 (Call 07/04/22)(a)	5	4,561
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	50	50,178
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	20	19,828
3.25%, 01/15/28 (Call 10/15/27)	35	33,916
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	55	55,961
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 07/01/22)(a)	5	5,040
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	15	13,313
TransDigm Inc., 6.25%, 03/15/26 (Call 07/01/22)(a)	5	5,086
		187,883
Agriculture — 1.1%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	55	49,421
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	20	19,847
4.91%, 04/02/30 (Call 01/02/30)	60	58,097
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	20	17,346
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	20	20,025
3.38%, 08/15/29 (Call 05/15/29)	30	28,210
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	2	1,800
10.50%, 11/01/26 (Call 07/01/22)(a)	2	1,992
		196,738
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	5	4,660
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3	2,679
American Airlines Inc., 11.75%, 07/15/25(a)	3	3,404
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	5	5,375
		16,118
Apparel — 0.1%
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	10	10,065

Auto Manufacturers — 0.4%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	2	2,004
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)(b)	2	1,780
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc., 2.90%, 02/26/25 (Call 01/26/25)	$20	$19,446
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)	10	8,247
Toyota Motor Credit Corp., 1.45%, 01/13/25	40	38,388
		69,865
Banks — 8.7%
Bank of America Corp.
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	70	68,836
4.20%, 08/26/24	30	30,488
Series L, 3.95%, 04/21/25	90	90,603
Bank of Montreal, 1.50%, 01/10/25	50	47,530
Bank of New York Mellon Corp. (The), 3.35%, 04/25/25 (Call 03/25/25)	20	20,026
Bank of Nova Scotia (The)
0.65%, 07/31/24	40	37,793
1.05%, 03/02/26	50	45,093
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	50	47,226
3.45%, 04/07/27	35	34,166
Citigroup Inc., 4.40%, 06/10/25	120	121,302
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)	35	31,976
Goldman Sachs Group Inc. (The)
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(c)	100	97,247
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	35	34,653
HSBC Holdings PLC, 4.30%, 03/08/26	200	200,695
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(b)	10	10,073
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	80	79,912
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	125	120,449
KeyCorp., 4.10%, 04/30/28	30	29,819
Morgan Stanley
3.13%, 07/27/26	15	14,578
3.63%, 01/20/27	55	54,387
4.00%, 07/23/25	35	35,356
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24 (Call 10/02/24)	10	9,817
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	10	8,718
Royal Bank of Canada, 2.25%, 11/01/24	50	48,864
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	10	8,799
Toronto-Dominion Bank (The), 0.70%, 09/10/24	20	18,971
U.S. Bancorp., 3.60%, 09/11/24 (Call 08/11/24)	50	50,441
Wells Fargo & Co.
3.00%, 02/19/25	55	54,571
3.00%, 10/23/26	45	43,395
4.15%, 01/24/29 (Call 10/24/28)	45	44,878
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(c)	10	9,317
Westpac Banking Corp., 1.02%, 11/18/24	10	9,496
		1,559,475
Beverages — 0.9%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	60	62,404
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	25	22,935
4.75%, 11/15/24	30	30,907

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
3.95%, 04/15/29 (Call 02/15/29)	$25	$24,445
4.42%, 05/25/25 (Call 03/25/25)	6	6,136
4.60%, 05/25/28 (Call 02/25/28)	20	20,484
		167,311
Biotechnology — 0.9%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	10	10,117
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	45	38,021
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	40	40,018
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	40	36,660
1.75%, 09/02/27 (Call 07/02/27)	30	26,465
		151,281
Building Materials — 0.7%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/16/22)(a)	4	4,089
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	7	6,726
2.49%, 02/15/27 (Call 12/15/26)	26	24,141
2.72%, 02/15/30 (Call 11/15/29)	30	26,528
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	2	1,483
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	35	29,036
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	5	4,327
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	30	28,131
		124,461
Chemicals — 0.7%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	3	2,869
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	40	41,058
4.73%, 11/15/28 (Call 08/15/28)	15	15,546
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)(b)	3	2,610
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	15	14,901
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	30	30,018
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 07/01/22)(a)	3	2,883
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	2	1,670
5.38%, 09/01/25 (Call 07/01/22)(a)	5	4,756
		116,311
Commercial Services — 0.4%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	5	4,450
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	2	1,855
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	3	2,659
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	30	27,114
Nielsen Finance LLC/Nielsen Finance Co.
4.75%, 07/15/31 (Call 07/15/26)(a)	2	1,915
5.88%, 10/01/30 (Call 10/01/25)(a)	3	2,948
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	5	4,945
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	20	17,359
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	5	4,937
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	2	1,995
		70,177
Computers — 0.8%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)	15	13,791
Security	Par (000)	Value

Computers (continued)
2.75%, 01/13/25 (Call 11/13/24)	$50	$49,890
Conduent Business Services LLC/Conduent State & Local
Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	3	2,655
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	45	40,481
Leidos Inc.
3.63%, 05/15/25 (Call 04/15/25)	10	9,940
4.38%, 05/15/30 (Call 02/15/30)	25	24,291
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	3	2,755
		143,803
Cosmetics & Personal Care — 0.0%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	2	1,913

Diversified Financial Services — 1.2%
Ally Financial Inc., 3.88%, 05/21/24 (Call 04/21/24)	40	40,208
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	50	49,529
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	30	29,515
3.80%, 01/31/28 (Call 12/31/27)	30	29,049
4.25%, 04/30/25 (Call 03/31/25)	50	50,440
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	4	2,903
goeasy Ltd., 5.38%, 12/01/24 (Call 07/04/22)(a)	2	1,910
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,685
5.75%, 11/15/31 (Call 11/15/26)(a)	2	1,835
OneMain Finance Corp., 7.13%, 03/15/26	6	6,144
		214,218
Electric — 3.9%
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	23,389
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	35	34,512
3.80%, 06/01/29 (Call 03/01/29)	20	19,392
Berkshire Hathaway Energy Co., 4.05%, 04/15/25 (Call 03/15/25)	10	10,225
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	15	13,736
Series C, 3.38%, 04/01/30 (Call 01/01/30)	40	37,439
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	15	14,424
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	75	63,629
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	30	30,672
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	10	9,773
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	65	59,208
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	30	27,074
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	40	39,189
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	2,227
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	45	43,255
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	20	19,792
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	3	3,008
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	5	4,725
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(b)	20	16,827
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	28,934
3.30%, 04/01/25 (Call 03/01/25)	60	59,622
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	10	8,670
Series E, 3.70%, 08/01/25 (Call 06/01/25)	35	34,886
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	40	39,084
Series A, 3.70%, 04/30/30 (Call 01/30/30)	30	28,524

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	$15	$13,816
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 06/13/22)(a)	2	2,001
		688,033
Electronics — 0.1%
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)(a)	15	13,386
2.38%, 08/09/28 (Call 06/09/28)(a)	15	12,955
		26,341
Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	5	4,993

Entertainment — 0.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	4	3,763
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	6	6,078
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op, 5.50%, 05/01/25 (Call 07/01/22)(a)	5	5,076
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	5	5,176
Magallanes Inc., 3.64%, 03/15/25(a)	30	29,620
		49,713
Environmental Control — 0.2%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	5	4,563
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	30	30,104
Stericycle Inc., 5.38%, 07/15/24 (Call 06/16/22)(a)	3	3,001
		37,668
Food — 1.8%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	20	20,174
4.15%, 03/15/28 (Call 12/15/27)	25	24,981
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	20	20,386
4.85%, 11/01/28 (Call 08/01/28)	25	25,338
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	15	15,245
4.20%, 04/17/28 (Call 01/17/28)	30	30,357
JM Smucker Co. (The), 3.50%, 03/15/25	25	24,973
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)	45	44,479
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	20	19,909
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	3	3,071
Sysco Corp., 5.95%, 04/01/30 (Call 01/01/30)	40	43,864
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	25	25,318
4.35%, 03/01/29 (Call 12/01/28)	30	30,438
		328,533
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	5	4,912
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	10	9,782
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	10	8,412
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	30	27,129
3.49%, 05/15/27 (Call 02/15/27)	35	34,189
		84,424
Health Care - Products — 0.7%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,998
Security	Par (000)	Value

Health Care - Products (continued)
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	$20	$17,235
3.30%, 09/15/29 (Call 06/15/29)	35	32,055
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	45	37,015
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 10/18/22)	20	19,151
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	15	15,006
		125,460
Health Care - Services — 1.4%
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	60	60,496
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	70	67,811
5.00%, 03/15/24	20	20,512
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	20	17,797
4.50%, 04/01/25 (Call 03/01/25)	50	51,232
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	35	35,004
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 07/01/22)(a)	5	5,000
		257,852
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)(b)	15	14,272
3.88%, 01/15/26 (Call 12/15/25)	55	52,599
Blackstone Private Credit Fund, 4.70%, 03/24/25(a)	15	14,622
FS KKR Capital Corp.
1.65%, 10/12/24	30	27,846
3.13%, 10/12/28 (Call 08/12/28)	5	4,277
3.40%, 01/15/26 (Call 12/15/25)	35	32,664
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	20	18,822
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	15	13,279
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	5	4,829
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	10	9,058
		192,268
Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S.
LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	2	1,867
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	10	8,638
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	5	5,099
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	35	31,375
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/16/22)(a)	3	3,053
		50,032
Housewares — 0.0%
Newell Brands Inc., 5.75%, 04/01/46 (Call 10/01/45)(c)	2	1,814

Insurance — 2.1%
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)	30	28,957
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	30	29,076
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	8,959
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	10	9,426
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(a)	45	44,578
3.85%, 04/05/29 (Call 02/05/29)(a)	35	33,588
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	15	13,376
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	15	12,382
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	15	12,137
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)	10	8,378

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp., 4.15%, 03/04/26	$35	$35,451
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	40	40,125
4.38%, 03/15/29 (Call 12/15/28)	30	30,449
MetLife Inc., 3.00%, 03/01/25	40	39,770
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	30	30,220
		376,872
Internet — 0.3%
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	35	36,127
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	2	1,625
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	2	2,069
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)(b)	5	5,168
		44,989
Iron & Steel — 0.0%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 07/01/22)	5	4,963
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 07/01/22)(a)	3	3,098
		8,061
Leisure Time — 0.1%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	3	2,813
10.50%, 02/01/26 (Call 08/01/23)(a)	4	4,306
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	4	3,727
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(a)	5	5,100
10.88%, 06/01/23 (Call 03/01/23)(a)	5	5,200
		21,146
Lodging — 0.3%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	15	15,823
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	20	19,804
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	20	17,326
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,765
6.63%, 07/31/26 (Call 04/30/26)(a)	3	3,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	4	3,902
		61,700
Machinery — 0.5%
Caterpillar Financial Services Corp., 0.60%, 09/13/24	20	18,995
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	3	2,746
John Deere Capital Corp., 1.25%, 01/10/25(b)	20	19,119
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	4	3,556
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	15	14,242
4.95%, 09/15/28 (Call 06/15/28)(c)	30	30,192
		88,850
Manufacturing — 0.7%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	30	26,499
General Electric Co., 6.75%, 03/15/32	30	34,903
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2	1,977
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	40	37,413
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	28,804
		129,596
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	6	4,970
Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.05%, 03/30/29 (Call 12/30/28)	$40	$39,835
Comcast Corp., 2.99%, 11/01/63 (Call 05/01/63)(a)	25	18,068
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	4	3,772
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	35	35,421
Walt Disney Co. (The), 3.35%, 03/24/25	40	40,362
		142,428
Mining — 0.3%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	5	4,902
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	5	4,478
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	3	3,053
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	30	29,020
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	3	2,940
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	5	3,513
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(a)	2	1,746
		49,652
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	10	8,991
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	3	2,654
		11,645
Oil & Gas — 1.4%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	4	4,336
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	34,485
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	10	10,027
4.40%, 04/15/29 (Call 01/15/29)	30	29,840
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	15	15,327
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	2	1,911
CNX Resources Corp., 7.25%, 03/14/27 (Call 07/01/22)(a)	3	3,136
ConocoPhillips Co., 6.95%, 04/15/29	20	23,651
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)	30	29,534
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	2	2,033
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)(c)	3	3,128
Exxon Mobil Corp., 2.99%, 03/19/25 (Call 02/19/25)	20	19,972
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)	1	1,033
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	40	39,912
Matador Resources Co., 5.88%, 09/15/26 (Call 06/16/22)	5	5,050
Occidental Petroleum Corp., 7.88%, 09/15/31	1	1,211
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	4	3,546
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	20	18,229
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 07/01/22)	3	3,060
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	3	3,240
		252,661
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 07/01/22)(a)	3	2,975

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 07/01/22)	$5	$4,881
6.88%, 09/01/27 (Call 09/01/22)	3	2,888
		10,744
Pharmaceuticals — 2.5%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	30	30,427
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	30	26,500
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 07/01/22)	10	9,574
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	40	39,660
3.73%, 12/15/24 (Call 09/15/24)	20	20,159
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)	10	10,016
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	15	14,893
4.38%, 10/15/28 (Call 07/15/28)	45	45,691
CVS Health Corp.
4.10%, 03/25/25 (Call 01/25/25)	50	50,956
4.30%, 03/25/28 (Call 12/25/27)	50	50,623
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(b)	20	20,044
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	2	1,438
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	10	9,014
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	10	9,976
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	115	112,452
		451,423
Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 06/16/22)(a)	3	3,008
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	15	15,604
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	2	2,050
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	40	37,094
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	5	5,001
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	40	40,192
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	2	1,705
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	2	1,880
Kinder Morgan Energy Partners LP, 4.15%, 02/01/24 (Call 11/01/23)	30	30,326
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	40	40,082
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	40	39,093
4.13%, 03/01/27 (Call 12/01/26)	20	19,805
4.88%, 06/01/25 (Call 03/01/25)	25	25,469
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	4	3,895
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	15	13,363
3.40%, 09/01/29 (Call 06/01/29)	30	27,401
4.55%, 07/15/28 (Call 04/15/28)	20	19,897
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	25	25,527
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	20	19,174
5.50%, 03/01/30 (Call 03/01/25)	20	19,938
Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	$25	$24,676
4.25%, 05/15/28 (Call 02/15/28)	20	20,128
Western Midstream Operating LP, 5.75%, 02/01/50 (Call 08/01/49)(c)	3	2,666
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	40	39,226
3.90%, 01/15/25 (Call 10/15/24)	40	40,068
		517,268
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	3	3,018
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 07/01/22)(a)	2	1,935
WeWork Companies Inc., 7.88%, 05/01/25(a)	3	2,505
		7,458
Real Estate Investment Trusts — 4.1%
American Tower Corp., 1.50%, 01/31/28 (Call 11/30/27)	75	64,125
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,695
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	60	60,345
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	50	46,987
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 06/13/22)(a)	5	4,913
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	100	99,248
3.65%, 09/01/27 (Call 06/01/27)	60	58,158
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	10	8,794
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	20	18,842
3.70%, 08/15/27 (Call 05/15/27)	35	33,949
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	10	9,157
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	45	45,011
5.30%, 01/15/29 (Call 10/15/28)	20	19,880
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	35	28,273
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	10	8,740
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	5	4,936
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,810
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	5	4,560
Simon Property Group LP, 2.00%, 09/13/24 (Call 06/13/24)	20	19,465
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	30	25,360
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	3	2,505
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	30	29,785
VICI Properties LP
4.38%, 05/15/25	25	24,857
4.75%, 02/15/28 (Call 01/15/28)	10	9,893
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)	10	9,175
4.00%, 06/01/25 (Call 03/01/25)	20	20,099
4.25%, 04/15/28 (Call 01/15/28)	20	20,007

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	$40	$39,015
4.00%, 04/15/30 (Call 01/15/30)	10	9,663
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	2	2,024
		731,271
Retail — 1.3%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	30	29,163
Bath & Body Works Inc., 6.88%, 11/01/35	5	4,532
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	2	890
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	2	2,007
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	40	37,266
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	30	29,911
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	4	3,631
Lowe’s Companies Inc.
4.00%, 04/15/25 (Call 03/15/25)	30	30,532
4.50%, 04/15/30 (Call 01/15/30)	30	30,416
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	2	1,600
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	15	14,835
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)(b)	3	2,592
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	40	39,579
		226,954
Semiconductors — 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	80	78,671
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	25	24,992
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	10	9,110
2.45%, 04/15/28 (Call 02/15/28)	15	13,381
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	45	44,767
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	45	45,019
4.66%, 02/15/30 (Call 11/15/29)	10	9,943
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	50	52,010
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)	10	9,250
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	40	37,480
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	10	8,999
3.00%, 06/01/31 (Call 03/01/31)	10	8,433
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	35	34,874
		376,929
Shipbuilding — 0.3%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)	15	13,092
3.84%, 05/01/25 (Call 04/01/25)	40	39,853
		52,945
Software — 1.7%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	18,042
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	30	30,209
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	5	4,930
3.50%, 07/01/29 (Call 04/01/29)	60	56,111
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	5	4,820
2.80%, 04/01/27 (Call 02/01/27)	50	46,397
3.25%, 11/15/27 (Call 08/15/27)	40	37,429
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	30	30,271
Security	Par (000)	Value

Software (continued)
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	$30	$28,364
3.90%, 08/21/27 (Call 05/21/27)	25	24,547
4.50%, 05/15/25 (Call 04/15/25)	15	15,279
		296,399
Telecommunications — 2.6%
AT&T Inc., 4.10%, 02/15/28 (Call 11/15/27)	120	120,950
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(c)	25	31,840
Embarq Corp., 8.00%, 06/01/36	4	3,370
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	5	4,651
Hughes Satellite Systems Corp., 6.63%, 08/01/26	5	4,924
Level 3 Financing Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	5	4,225
Lumen Technologies Inc., 5.38%, 06/15/29 (Call 06/15/24)(a)	3	2,573
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	30	24,376
4.60%, 05/23/29 (Call 02/23/29)	30	29,431
Orange SA, 9.00%, 03/01/31(c)	30	39,963
Sprint Capital Corp., 8.75%, 03/15/32	2	2,598
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	3	3,247
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	26	25,801
3.75%, 04/15/27 (Call 02/15/27)	25	24,682
3.88%, 04/15/30 (Call 01/15/30)	45	43,274
Verizon Communications Inc., 4.02%, 12/03/29 (Call 09/03/29)	75	74,335
ViaSat Inc., 5.63%, 04/15/27 (Call 06/13/22)(a)	5	4,815
Vodafone Group PLC, 4.38%, 05/30/28	25	25,460
		470,515
Toys, Games & Hobbies — 0.6%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	55	54,733
3.90%, 11/19/29 (Call 08/19/29)	55	52,550
		107,283
Transportation — 0.6%
CSX Corp.
3.80%, 03/01/28 (Call 12/01/27)	30	29,890
4.25%, 03/15/29 (Call 12/15/28)	20	20,288
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	30	29,945
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	25	25,305
		105,428
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 07/01/22)(a)	5	4,888

Total Corporate Bonds & Notes — 53.2%
(Cost: $9,797,751)	.	9,486,177

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 26.6%
Federal Home Loan Mortgage Corp.
1.50%, 03/01/36	3	3,065
1.50%, 02/01/37	5	4,570
1.50%, 03/01/37	37	34,302
2.00%, 11/01/35	79	74,271
2.00%, 08/01/50	327	291,250
2.50%, 09/01/51	186	171,674
Federal National Mortgage Association
1.50%, 07/01/51	22	18,267
2.00%, 03/01/52	496	443,238

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/01/51	$48	$44,366
2.50%, 01/01/52	193	178,188
Freddie Mac Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(c)	50	50,317
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	50	49,996
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(c)	30	30,925
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	16	14,037
Government National Mortgage Association
2.00%, 06/22/52(d)	250	227,285
2.50%, 06/21/52(d)	250	234,482
3.00%, 02/20/52	78	75,262
3.00%, 06/21/52(d)	171	164,948
3.50%, 06/22/52(d)	75	74,297
4.00%, 06/22/52(d)	125	126,152
Uniform Mortgage-Backed Securities
1.50%, 02/01/37	64	59,375
1.50%, 03/01/37	15	13,999
1.50%, 06/16/37	50	46,143
1.50%, 11/01/51	25	21,632
1.50%, 06/13/52	100	84,820
2.00%, 06/17/36(d)	208	196,173
2.00%, 12/01/51	25	22,642
2.00%, 02/01/52	28	24,742
2.00%, 06/13/52(d)	246	218,190
2.50%, 06/17/36(d)	150	145,204
2.50%, 06/13/52(d)	450	414,106
3.00%, 06/16/37(d)	125	123,359
3.00%, 06/13/52(d)	400	380,891
3.50%, 06/13/52(d)	350	342,891
4.00%, 06/13/52(d)	325	324,797
		4,729,856
U.S. Government Obligations — 16.9%
U.S. Treasury Note/Bond
0.63%, 05/15/30	260	219,162
1.13%, 08/15/40	310	218,441
1.25%, 08/15/31	300	261,129
1.25%, 05/15/50	190	122,617
1.38%, 11/15/31	300	263,156
1.38%, 11/15/40	325	238,888
1.38%, 08/15/50	300	200,332
1.63%, 08/15/29	150	138,141
1.63%, 11/15/50	330	235,731
1.75%, 08/15/41	160	124,387
1.88%, 02/15/32	100	91,656
1.88%, 02/15/41	235	188,312
1.88%, 02/15/51	200	152,281
2.25%, 05/15/41	50	42,537
2.25%, 08/15/46	100	82,078
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/15/45	$170	$146,831
2.50%, 02/15/46	100	86,367
2.50%, 05/15/46	100	86,309
2.88%, 08/15/45	50	46,215
3.00%, 11/15/44	70	66,079
		3,010,649
Total U.S. Government & Agency Obligations — 43.5%
(Cost: $8,368,603)		7,740,505

Short-Term Securities

Money Market Funds — 20.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)	3,382	3,381,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)(g)	206	206,177
		3,588,090
Total Short-Term Securities — 20.1%
(Cost: $3,588,767)		3,588,090

Total Investments Before TBA Sales Commitments — 118.1%
(Cost: $22,014,910)		21,046,069

TBA Sales Commitments(d)

Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 1.50%, 06/16/37	$(8)	(7,037)

Total TBA Sales Commitments — (0.0)%
(Proceeds: $(6,986))		(7,037)

Total Investments, Net of TBA Sales Commitments — 118.1%
(Cost: $22,007,924)		21,039,032

Liabilities in Excess of Other Assets — (18.1)%		(3,213,788)

Net Assets — 100.0%		$17,825,244

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,283,613	$—		$(900,697	)(a)	$(826)	$(177)	$3,381,913	3,382	$4,624		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	119,800	86,377	(a)	—		—	—	206,177	206	99	(b)	—
						$(826)	$(177)	$3,588,090		$4,723		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	1	06/21/22	$141	$(9,752)
10-Year U.S. Treasury Note	3	09/21/22	358	(18)
				(9,770)
Short Contracts
10-Year U.S. Treasury Note	(2)	06/21/22	240	5,918
U.S. Long Bond	(1)	09/21/22	139	(83)
				5,835
				$(3,935)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$231,297	$—	$231,297
Corporate Bonds & Notes	—	9,486,177	—	9,486,177
U.S. Government & Agency Obligations	—	7,740,505	—	7,740,505
Money Market Funds	3,588,090	—	—	3,588,090
	3,588,090	17,457,979	—	21,046,069
Liabilities
TBA Sales Commitments	—	(7,037)	—	(7,037)
	$3,588,090	$17,450,942	$—	$21,039,032
Derivative financial instruments(a)
Assets
Futures Contracts	$5,918	$—	$—	$5,918
Liabilities
Futures Contracts	(9,853)	—	—	(9,853)
	$(3,935)	$—	$—	$(3,935)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced